Loan Portfolio and Allowance for Credit Losses, Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		$ 5,002,879	$ 4,733,201
Recorded Past Due loans			$ 4,733,201
Number of days past due		90 days	90 days
Loans that are 90 days past due and still accruing interest		$ 0	$ 0
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	3,259,038	3,219,914
Recorded Past Due loans	[1]		3,219,914
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,743,841	1,513,287
Recorded Past Due loans			1,513,287
Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		17,865
Recorded Past Due loans			18,117
Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	14,355
Recorded Past Due loans	[1]		14,609
Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		3,510
Recorded Past Due loans			3,508
30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		6,510
Recorded Past Due loans			7,083
30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	4,947
Recorded Past Due loans	[1]		5,619
30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,563
Recorded Past Due loans			1,464
60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,212
Recorded Past Due loans			1,168
60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,128
Recorded Past Due loans	[1]		925
60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		84
Recorded Past Due loans			243
90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		10,143
Recorded Past Due loans			9,866
90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	8,280
Recorded Past Due loans	[1]		8,065
90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,863
Recorded Past Due loans			1,801
Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,985,014
Recorded Past Due loans			4,715,084
Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	3,244,683
Recorded Past Due loans	[1]		3,205,305
Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,740,331
Recorded Past Due loans			1,509,779
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		273,515	231,011
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		252,255	209,922
Recorded Past Due loans			209,922
Loans that are 90 days past due and still accruing interest		0	0
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	212,754	177,371
Recorded Past Due loans	[1]		177,371
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		39,501	32,551
Recorded Past Due loans			32,551
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		521
Recorded Past Due loans			161
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	521
Recorded Past Due loans	[1]		161
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0
Recorded Past Due loans	[1]		0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0
Recorded Past Due loans	[1]		0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		521
Recorded Past Due loans			161
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	521
Recorded Past Due loans	[1]		161
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		251,734
Recorded Past Due loans			209,761
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	212,233
Recorded Past Due loans	[1]		177,210
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		39,501
Recorded Past Due loans			32,551
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		21,260	21,089
Recorded Past Due loans			21,089
Loans that are 90 days past due and still accruing interest		0	0
Commercial [Member] | Other [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	20,863	20,221
Recorded Past Due loans	[1]		20,221
Commercial [Member] | Other [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		397	868
Recorded Past Due loans			868
Commercial [Member] | Other [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		340
Recorded Past Due loans			352
Commercial [Member] | Other [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	26
Recorded Past Due loans	[1]		38
Commercial [Member] | Other [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		314
Recorded Past Due loans			314
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			18
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0
Recorded Past Due loans	[1]		18
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		26
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	26
Recorded Past Due loans	[1]		0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		314
Recorded Past Due loans			334
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0
Recorded Past Due loans	[1]		20
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		314
Recorded Past Due loans			314
Commercial [Member] | Other [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		20,920
Recorded Past Due loans			20,737
Commercial [Member] | Other [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	20,837
Recorded Past Due loans	[1]		20,183
Commercial [Member] | Other [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		83
Recorded Past Due loans			554
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,712,478	4,489,883
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,307,105	4,146,902
Recorded Past Due loans			4,146,902
Loans that are 90 days past due and still accruing interest		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,756,914	2,776,989
Recorded Past Due loans	[1]		2,776,989
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,550,191	1,369,913
Recorded Past Due loans			1,369,913
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,950
Recorded Past Due loans			15,216
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	11,149
Recorded Past Due loans	[1]		12,386
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,801
Recorded Past Due loans			2,830
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		5,620
Recorded Past Due loans			5,445
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	4,330
Recorded Past Due loans	[1]		4,262
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,290
Recorded Past Due loans			1,183
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		889
Recorded Past Due loans			1,164
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	811
Recorded Past Due loans	[1]		921
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		78
Recorded Past Due loans			243
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		7,441
Recorded Past Due loans			8,607
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	6,008
Recorded Past Due loans	[1]		7,203
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,433
Recorded Past Due loans			1,404
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,293,155
Recorded Past Due loans			4,131,686
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,745,765
Recorded Past Due loans	[1]		2,764,603
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,547,390
Recorded Past Due loans			1,367,083
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		57,958	56,549
Recorded Past Due loans			56,549
Loans that are 90 days past due and still accruing interest		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	44,152	43,999
Recorded Past Due loans	[1]		43,999
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,806	12,550
Recorded Past Due loans			12,550
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		394
Recorded Past Due loans			401
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	315
Recorded Past Due loans	[1]		350
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		79
Recorded Past Due loans			51
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		93
Recorded Past Due loans			334
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	20
Recorded Past Due loans	[1]		283
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		73
Recorded Past Due loans			51
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		144
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	138
Recorded Past Due loans	[1]		0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		6
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		157
Recorded Past Due loans			67
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	157
Recorded Past Due loans	[1]		67
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		57,564
Recorded Past Due loans			56,148
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	43,837
Recorded Past Due loans	[1]		43,649
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,727
Recorded Past Due loans			12,499
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		347,415	286,432
Recorded Past Due loans			286,432
Loans that are 90 days past due and still accruing interest		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	212,298	191,926
Recorded Past Due loans	[1]		191,926
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		135,117	94,506
Recorded Past Due loans			94,506
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,465
Recorded Past Due loans			1,793
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,225
Recorded Past Due loans	[1]		1,569
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		240
Recorded Past Due loans			224
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		775
Recorded Past Due loans			1,202
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	591
Recorded Past Due loans	[1]		978
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		184
Recorded Past Due loans			224
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		135
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	135
Recorded Past Due loans	[1]		0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,555
Recorded Past Due loans			591
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,499
Recorded Past Due loans	[1]		591
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		56
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		344,950
Recorded Past Due loans			284,639
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	210,073
Recorded Past Due loans	[1]		190,357
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		134,877
Recorded Past Due loans			94,282
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		16,886	12,307
Recorded Past Due loans			12,307
Loans that are 90 days past due and still accruing interest		0	0
Installment [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	12,057	9,408
Recorded Past Due loans	[1]		9,408
Installment [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,829	2,899
Recorded Past Due loans			2,899
Installment [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		195
Recorded Past Due loans			194
Installment [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	119
Recorded Past Due loans	[1]		105
Installment [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		76
Recorded Past Due loans			89
Installment [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		22
Recorded Past Due loans			84
Installment [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	6
Recorded Past Due loans	[1]		78
Installment [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		16
Recorded Past Due loans			6
Installment [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		18
Recorded Past Due loans			4
Installment [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	18
Recorded Past Due loans	[1]		4
Installment [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		155
Recorded Past Due loans			106
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	95
Recorded Past Due loans	[1]		23
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		60
Recorded Past Due loans			83
Installment [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		16,691
Recorded Past Due loans			12,113
Installment [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	11,938
Recorded Past Due loans	[1]		9,303
Installment [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		$ 4,753
Recorded Past Due loans			$ 2,810

[1]	Includes New York, New Jersey, Vermont and Massachusetts.